CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Common Shares [Member]	Series B Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Par Value of Shares Issued [Member] Series D Preferred Shares [Member]	Par Value of Shares Issued [Member] Series E Preferred Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series D Preferred Shares [Member]	Additional Paid-in Capital [Member] Series E Preferred Shares [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series D Preferred Shares [Member]	Retained Earnings [Member] Series E Preferred Shares [Member]	Accumulated Other Comprehensive Income / (Loss) [Member]	Accumulated Other Comprehensive Income / (Loss) [Member] Series D Preferred Shares [Member]	Accumulated Other Comprehensive Income / (Loss) [Member] Series E Preferred Shares [Member]	Castor Maritime Inc. [Member]	Castor Maritime Inc. [Member] Series D Preferred Shares [Member]	Castor Maritime Inc. [Member] Series E Preferred Shares [Member]	Non-controlling Interest [Member]	Non-controlling Interest [Member] Series D Preferred Shares [Member]	Non-controlling Interest [Member] Series E Preferred Shares [Member]	Total	Series D Preferred Shares [Member]	Series E Preferred Shares [Member]
Balance at Dec. 31, 2022			$ 9,473			$ 303,743,302			$ 157,742,285			$ 0			$ 461,495,060			$ 0			$ 461,495,060
Balance (in shares) at Dec. 31, 2022	9,460,976	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Distribution of net assets of Toro Corp. to shareholders (Note 1)			0			(37,919,432)			0			0			(37,919,432)			0			(37,919,432)
Issuance of common shares pursuant to the ATM Program (Note 15)			201			620,690			0			0			620,891			0			620,891
Issuance of common shares pursuant to the ATM Program (Note 15) (in shares)	201,378	0
Capital contribution from extinguishment, pursuant to the issuance of Series D Preferred Shares to Toro (Note 15)			0			500,000			0			0			500,000			0			500,000
Dividend on Preferred Shares			0			0			(1,020,833)			0			(1,020,833)			0			(1,020,833)
Deemed dividend on Preferred Shares			0			0			(196,296)			0			(196,296)			0			(196,296)
Warrants repurchase (Note 15)			0			(941,626)			0			0			(941,626)			0			(941,626)
Deemed dividend on warrants repurchase (Note 14)			0			444,885			(444,885)			0			0			0			0
Other comprehensive income																					0
Net income / (loss)			0			0			38,642,488			0			38,642,488			0			38,642,488
Ending balance at Dec. 31, 2023			9,674			266,447,819			194,722,759			0			461,180,252			0			461,180,252
Balance (in shares) at Dec. 31, 2023	9,662,354	12,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Shares at fair value, net of costs																						$ 49,353,193
Issuance of Shares at fair value, net of costs (in shares)																						50,000
Deemed dividend on Preferred Shares																						$ 196,296
Ending balance at Dec. 31, 2023																						$ 49,549,489
Ending balance (in shares) at Dec. 31, 2023																						50,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Capital contribution from extinguishment, pursuant to the issuance of Series D Preferred Shares to Toro (Note 15)			0			0			22,437,675			0			22,437,675			0			22,437,675
Dividend on Preferred Shares			0			0			(2,645,833)			0			(2,645,833)			0			(2,645,833)
Deemed dividend on Preferred Shares			0			0			(606,444)			0			(606,444)			0			(606,444)
Warrants repurchase (Note 15)			0			(1,058,481)			0			0			(1,058,481)			0			(1,058,481)
Acquisition of non-controlling interest (MPC Capital acquisition) Note 8			0			0			0			0			0			55,623,553			55,623,553
Changes due to disposal of a subsidiary			0			0			0			0			0			(440,615)			(440,615)
Share-based compensation (Note 26)			0			0			0			0			0			9,494			9,494
Other comprehensive income			0			0			0			(1,509,187)			(1,509,187)			(537,884)			(2,047,071)
Net income / (loss)			0			0			14,618,996			0			14,618,996			685,938			15,304,934
Ending balance at Dec. 31, 2024			9,674			265,389,338			228,527,153			(1,509,187)			492,416,978			55,340,486			547,757,464
Balance (in shares) at Dec. 31, 2024	9,662,354	12,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Non-cash extinguishment of Series D Preferred Shares (Note 14)																						$ (50,037,675)
Non-cash extinguishment of Series D Preferred Shares (Note 14) (in shares)																						(50,000)
Issuance of Shares at fair value, net of costs																						$ 77,590,000
Issuance of Shares at fair value, net of costs (in shares)																						100,000
Deemed dividend on Preferred Shares																						$ 606,444
Ending balance at Dec. 31, 2024																					77,708,258	$ 77,708,258
Ending balance (in shares) at Dec. 31, 2024																						100,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Dividend on Preferred Shares				$ 0	$ 0		$ 0	$ 0		$ (4,979,167)	$ (189,583)		$ 0	$ 0		$ (4,979,167)	$ (189,583)		$ 0	$ 0		$ (4,979,167)	$ (189,583)
Deemed dividend on Preferred Shares				$ 0	$ 0		$ 0	$ 0		$ (3,005,817)	$ (168,629)		$ 0	$ 0		$ (3,005,817)	$ (168,629)		$ 0	$ 0		(3,005,817)	(168,629)
Changes in Ownership of Subsidiary Without Loss of Control (Note 15)			0			(49,597)			0			0			(49,597)			349,504			299,907
Transactions with non-controlling interest (Note 15)			0			0			0			0			0			(379,502)			(379,502)
Dividends to noncontrolling interests			0			0			0			0			0			(2,848,198)			(2,848,198)
Share-based compensation (Note 26)			0			0			0			0			0			242,571			242,571
Other comprehensive income			0			0			0			22,137,699			22,137,699			7,834,495			29,972,194
Net income / (loss)			0			0			19,268,823			0			19,268,823			2,273,340			21,542,163
Ending balance at Dec. 31, 2025			$ 9,674			$ 265,339,741			$ 239,452,780			$ 20,628,512			$ 525,430,707			$ 62,812,696			588,243,403
Balance (in shares) at Dec. 31, 2025	9,662,354	12,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Shares at fair value, net of costs																							$ 59,955,500
Issuance of Shares at fair value, net of costs (in shares)																							60,000
Redemption of Preferred Shares (Note 4)																							$ (60,000,000)
Redemption of Preferred Shares (Note 4) (in shares)																							(60,000)
Deemed dividend on Preferred Shares																						3,005,817	$ 44,500
Ending balance at Dec. 31, 2025																					$ 80,714,075	$ 80,714,075	$ 80,714,075
Ending balance (in shares) at Dec. 31, 2025																						100,000